3. Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Going Concern
Net loss	$ (168,120)	$ (86,856)	$ (231,757)	$ (210,117)
Net cash used in operating activities			(198,087)	$ (238,107)
Accumulated deficit	$ (3,467,116)		$ (3,467,116)		$ (3,235,359)